                                            SEMI-ANNUAL REPORT DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------
CUTLER CORE FUND                                 Cutler & Company, LLC                  Forum Shareholder Services, LLC
CUTLER VALUE FUND                                  503 Airport Road                                 Two Portland Square
                                                 Medford, Oregon 97504                            Portland, Maine 04101
-----------------------------------------------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

We are pleased to present this semi-annual report and our thoughts on the recent changes that have taken place during the six months ending December 31, 2000.

The combination of widespread overspending at the end of 1999 and the huge liquidity that the Federal Reserve pumped into the system throughout 2000, provided some of the blowoff exuberance that fed dot.com and niche technology issues. Unfortunately, their subsequent collapse carried over to tarnish much of the quality growth end of the market.

During the six-month period ended December 31, 2000 the equity markets continued to adjust as more rationality returned, particularly where "old economy" issues were concerned. During this period, the S&P 500 Index ("S&P") fell 8.7%. The Cutler Core Fund that, like the S&P, holds both growth and value stocks, slightly beat the S&P, falling 8.2%. The Cutler Value Fund, primarily holding value stocks, gained 9.4%.*

Because we expect continuation of the adjustment to a more rational investment environment, we have positioned the Funds seeking to defend against economic weakness while taking advantage of pockets of fundamental opportunity. To help us achieve these goals, we are pleased to announce that William Andrew McNeal, CFA, joined our investment team in December to serve as our Director of Research. His skills and input add depth to our research capabilities and will help to further streamline our investment process.

We look forward to another successful year and on behalf of everyone at The Cutler Trust, we thank you for your continued support.

/s/ Kenneth R. Cutler              /s/ Brooke R. Ashland
Kenneth R. Cutler                  Brooke R. Ashland
Chairman of the Board              Chief Executive Officer
The Cutler Trust                   Cutler & Company, LLC

* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For the period ending December 31, 2000, the Cutler Core Fund's 1-year, 5-year, and since inception (December 30, 1992) average annual returns were -8.04%, 15.21%, and 13.65%, respectively. For the same time periods, the Cutler Value Fund's average annual returns were 8.66%, 15.57%, and 14.26%. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume the reinvestment of dividend and capital gain distributions. For the period reported, some of the Funds' fees were waived or expenses reimbursed, otherwise total return would have been lower.

     The S&P 500 Index consists of 500 widely held common stocks. The S&P is unmanaged and one cannot invest directly in an index.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             COMMON STOCK -- 94.5%

             BANKS -- 9.0%
   22,550    Citigroup, Inc.                                                 $ 1,151,459
    4,900    J.P. Morgan Chase & Co.                                             810,950
   10,548    M & T Bank Corp.                                                    717,263
   16,050    Mellon Financial Corp.                                              789,459
   17,200    Summit Bancorp                                                      656,825
   46,850    U.S. Bancorp                                                      1,367,434
                                                                             -----------
                                                                               5,493,390
                                                                             -----------
             BUSINESS SERVICES -- 2.8%
   20,600    Microsoft Corp.+                                                    896,100
   17,800    Sungard Data Systems, Inc.+                                         838,825
                                                                             -----------
                                                                               1,734,925
                                                                             -----------
             CHEMICALS -- 2.8%
   47,500    Rohm & Haas Co.                                                   1,724,844
                                                                             -----------
             COMMUNICATION EQUIPMENT -- 5.9%
   91,750    Motorola, Inc.                                                    1,857,938
   31,200    Tellabs, Inc.+                                                    1,762,800
                                                                             -----------
                                                                               3,620,738
                                                                             -----------
             COMPUTER & OFFICE EQUIPMENT -- 1.1%
   20,900    Hewlett-Packard Co.                                                 659,656
                                                                             -----------
             DRUGS & PHARMACEUTICALS -- 8.2%
   34,900    Bristol-Myers Squibb Co.                                          2,580,419
    2,400    Eli Lilly & Co.                                                     223,350
   23,700    IMS Health, Inc.                                                    639,900
    6,400    Merck & Co., Inc.                                                   599,200
   20,650    Pfizer, Inc.                                                        949,900
                                                                             -----------
                                                                               4,992,769
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             ELECTRIC MACHINERY -- 4.0%
   21,400    General Electric Co.                                            $ 1,025,863
   30,100    Texas Instruments, Inc.                                           1,425,988
                                                                             -----------
                                                                               2,451,851
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES -- 2.2%
   46,200    Xcel Energy, Inc.                                                 1,342,688
                                                                             -----------
             ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT -- 6.1%
   13,500    Cooper Industries, Inc.                                             620,155
   14,200    Intel Corp.                                                         429,550
   71,750    National Semiconductor Corp.+                                     1,443,969
   22,250    Vitesse Semiconductor Corp.+                                      1,230,703
                                                                             -----------
                                                                               3,724,377
                                                                             -----------
             FABRICATED METAL PRODUCTS -- 0.9%
    9,600    Illinois Tool Works, Inc.                                           571,800
                                                                             -----------
             FOOD & SOFT DRINKS -- 5.9%
   33,000    ConAgra, Inc.                                                       858,000
   30,800    General Mills, Inc.                                               1,372,525
    9,600    H.J. Heinz Co.                                                      455,400
   35,600    Sara Lee Corp.                                                      874,425
                                                                             -----------
                                                                               3,560,350
                                                                             -----------
             FOREST PRODUCTS -- 2.0%
   29,200    International Paper Co.                                           1,191,725
                                                                             -----------
             GAMES & TOYS -- 1.3%
   54,500    Mattel, Inc.                                                        786,980
                                                                             -----------
             GENERAL MERCHANDISE STORES -- 2.1%
   23,700    Wal-Mart Stores, Inc.                                             1,259,063
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             GROCERY STORES -- 1.4%
   32,150    Kroger Co.+                                                     $   870,059
                                                                             -----------
             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT -- 5.5%
   22,700    Cisco Systems, Inc.+                                                868,275
   20,900    Dell Computer Corp.+                                                364,444
    9,350    Dover Corp.                                                         379,259
    6,250    IBM Corp.                                                           531,250
    7,300    Palm, Inc.+                                                         206,681
   27,550    Symbol Technologies, Inc.                                           991,800
                                                                             -----------
                                                                               3,341,709
                                                                             -----------
             INSTRUMENTS & RELATED PRODUCTS -- 1.8%
    3,850    Agilent Technologies, Inc.+                                         210,788
   18,200    Honeywell International, Inc.                                       861,088
                                                                             -----------
                                                                               1,071,876
                                                                             -----------
             MEDICAL PRODUCTS -- 1.6%
    9,500    Johnson & Johnson                                                   998,094
                                                                             -----------
             MISCELLANEOUS RETAIL -- 2.9%
   12,850    Costco Wholesale Corp.+                                             513,197
  104,047    Staples, Inc.+                                                    1,229,055
                                                                             -----------
                                                                               1,742,252
                                                                             -----------
             MOTION PICTURES -- 0.7%
   29,600    AT&T Corp-Liberty Media Corp.+                                      401,450
                                                                             -----------
             OFFICE SUPPLIES -- 0.6%
    6,100    Avery Dennison Corp.                                                334,738
                                                                             -----------
             OIL & GAS EXTRACTION -- 1.7%
   20,100    Burlington Resources, Inc.                                        1,015,050
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             PETROLEUM PRODUCTS -- 6.7%
   54,150    Conoco, Inc. Class B                                            $ 1,566,966
   14,800    Phillips Petroleum Co.                                              841,750
   13,750    Texaco, Inc.                                                        854,219
   23,350    Tosco Corp.                                                         792,441
                                                                             -----------
                                                                               4,055,376
                                                                             -----------
             PRIMARY METAL INDUSTRIES -- 1.6%
   29,200    Alcoa, Inc.                                                         978,200
                                                                             -----------
             PROPERTY & CASUALTY INSURANCE -- 1.0%
   14,800    Ace, Ltd.+                                                          628,075
                                                                             -----------
             STONE, CLAY, GLASS & CONCRETE PRODUCTS -- 1.3%
   15,100    Corning, Inc.                                                       797,469
                                                                             -----------
             TRANSPORTATION -- 1.3%
   16,200    Union Pacific Corp.                                                 822,150
                                                                             -----------
             TRANSPORTATION EQUIPMENT -- 2.8%
   21,500    United Technologies Corp.                                         1,690,438
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (concluded)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             VOICE & DATA TRANSMISSIONS -- 9.3%
   31,500    BellSouth Corp.                                                 $ 1,289,531
   27,700    SBC Communications, Inc.                                          1,322,675
   31,400    Verizon Communications, Inc.                                      1,573,925
  107,350    WorldCom, Inc.+                                                   1,502,900
                                                                             -----------
                                                                               5,689,031
                                                                             -----------
             TOTAL COMMON STOCK (COST $53,618,983)                            57,551,123
                                                                             -----------
             SHORT-TERM HOLDINGS -- 5.6%
2,758,635    Daily Assets Cash Fund                                            2,758,635
  628,766    Daily Assets Government Obligations Fund                            628,766
                                                                             -----------
             TOTAL SHORT-TERM HOLDINGS (COST $3,387,401)                       3,387,401
                                                                             -----------
             TOTAL INVESTMENTS IN SECURITIES -- 100.1%
             (COST $57,006,384)                                               60,938,524
             Other Assets and Liabilities, Net -- (0.1)%                         (42,198)
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%                                      $60,896,326
                                                                             ===========

------------------------------
+Non-income producing security.

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             COMMON STOCK -- 95.2%

             BANKS -- 19.8%
    8,200    Bank of New York Co., Inc.                                      $   452,538
   15,000    Chase Manhattan Corp.+                                              681,563
   16,933    Citigroup, Inc.                                                     864,641
   14,000    FleetBoston Financial Corp.                                         525,875
    8,707    M & T Bank Corp.                                                    592,076
   10,500    Mellon Financial Corp.                                              516,469
   35,500    U.S. Bancorp                                                      1,036,155
   19,300    Wells Fargo Co.                                                   1,074,769
                                                                             -----------
                                                                               5,744,086
                                                                             -----------
             BUSINESS SERVICES -- 1.1%
    6,800    Sungard Data Systems, Inc.+                                         320,450
                                                                             -----------
             CHEMICALS -- 3.4%
    9,200    E.I. du Pont de Nemours & Co.                                       444,475
   15,000    Rohm & Haas Co.                                                     544,688
                                                                             -----------
                                                                                 989,163
                                                                             -----------
             COMMUNICATION EQUIPMENT -- 2.1%
   29,900    Motorola, Inc.                                                      605,475
                                                                             -----------
             DRUGS & PHARMACEUTICALS -- 1.4%
    5,300    Bristol-Myers Squibb Co.                                            391,869
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES -- 3.2%
   13,050    Exelon Corp.                                                        916,241
                                                                             -----------
             ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT -- 3.2%
   10,850    Cooper Industries, Inc.                                             498,422
   21,500    National Semiconductor Corp.+                                       432,688
                                                                             -----------
                                                                                 931,110
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             FABRICATED METAL PRODUCTS -- 1.0%
    5,000    Illinois Tool Works, Inc.                                       $   297,813
                                                                             -----------
             FOOD & SOFT DRINKS -- 10.4%
   45,400    ConAgra, Inc.                                                     1,180,400
   17,000    General Mills, Inc.                                                 757,562
    7,400    H.J. Heinz Co.                                                      351,038
   29,200    Sara Lee Corp.                                                      717,225
                                                                             -----------
                                                                               3,006,225
                                                                             -----------
             FOREST PRODUCTS -- 2.0%
   11,500    Weyerhaeuser Co.                                                    583,625
                                                                             -----------
             GAMES & TOYS -- 2.7%
   53,600    Mattel, Inc.                                                        773,984
                                                                             -----------
             GROCERY STORES -- 1.5%
   15,900    Kroger Co.+                                                         430,294
                                                                             -----------
             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT -- 2.6%
    7,200    Dover Corp.                                                         292,050
    5,400    IBM Corp.                                                           459,000
                                                                             -----------
                                                                                 751,050
                                                                             -----------
             INSTRUMENTS & RELATED PRODUCTS -- 1.7%
   10,200    Honeywell International, Inc.                                       482,588
                                                                             -----------
             MEDICAL PRODUCTS -- 2.1%
    5,800    Johnson & Johnson                                                   609,363
                                                                             -----------
             MISCELLANEOUS RETAIL -- 1.8%
   42,898    Staples, Inc.+                                                      506,733
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             OFFICE SUPPLIES -- 0.9%
    4,950    Avery Dennison Corp.                                            $   271,631
                                                                             -----------
             PETROLEUM PRODUCTS -- 15.0%
    8,200    BP Amoco plc ADR                                                    392,575
    3,300    Chevron Corp.                                                       278,644
   40,401    Conoco, Inc. Class B                                              1,169,103
   13,800    Exxon Mobil Corp.                                                 1,199,738
   17,600    Tosco Corp.                                                         597,300
   18,300    Unocal Corp.                                                        707,981
                                                                             -----------
                                                                               4,345,341
                                                                             -----------
             PRIMARY METAL INDUSTRIES -- 2.5%
   21,500    Alcoa, Inc.                                                         720,250
                                                                             -----------
             PRINTING, PUBLISHING -- 2.4%
   12,400    Knight-Ridder, Inc.                                                 705,250
                                                                             -----------
             PROPERTY & CASUALTY INSURANCE -- 2.9%
   19,800    Ace, Ltd.+                                                          840,263
                                                                             -----------
             TRANSPORTATION -- 2.2%
   12,600    Union Pacific Corp.                                                 639,450
                                                                             -----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (concluded)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

 SHARES      SECURITY DESCRIPTION                                               VALUE
             VOICE & DATA TRANSMISSIONS -- 9.3%
   16,000    AT&T Corp.                                                      $   277,000
   10,100    SBC Communications, Inc.                                            482,275
   24,250    Verizon Communications, Inc.                                      1,215,531
   52,100    WorldCom, Inc.+                                                     729,400
                                                                             -----------
                                                                               2,704,206
                                                                             -----------
             TOTAL COMMON STOCK (COST $25,467,918)                            27,566,460
                                                                             -----------
             SHORT-TERM HOLDINGS -- 4.8%
1,377,995    Daily Assets Cash Fund (cost $1,377,995)                          1,377,995
                                                                             -----------
             TOTAL INVESTMENTS IN SECURITIES -- 100.0%
             (COST $26,845,913)                                               28,944,455
             Other Assets and Liabilities, Net -- 0.0%                            (6,372)
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%                                      $28,938,083
                                                                             ===========

------------------------------
+Non-income producing security.

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES (unaudited)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                                CUTLER         CUTLER
                                                                 CORE           VALUE
                                                                 FUND           FUND
                                                              -----------    -----------
ASSETS
     Total investments, at value
     (Cost $57,006,384 and $26,845,913, respectively)
     (Note 2)                                                 $60,938,524    $28,944,455
     Interest, dividends and other receivables                     72,485         22,705
     Receivable for securities sold                               220,649             --
     Receivable for Fund shares sold                                  951             --
     Receivable from investment adviser (Note 3)                       --          1,525
                                                              -----------    -----------
Total Assets                                                  $61,232,609    $28,968,685
                                                              -----------    -----------
LIABILITIES
     Payable for Fund shares redeemed                             232,235         10,100
     Payable to administrator (Note 3)                              5,047          2,406
     Payable to investment adviser (Note 3)                        37,854             --
     Payable to custodian (Note 3)                                  2,480          1,598
     Payable to other related parties (Note 3)                      8,215          2,038
     Accrued expenses and other liabilities                        50,452         14,460
                                                              -----------    -----------
Total Liabilities                                                 336,283         30,602
                                                              -----------    -----------
NET ASSETS                                                    $60,896,326    $28,938,083
                                                              ===========    ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                          $59,102,392    $27,647,491
     Undistributed net investment income                           74,128         45,830
     Net unrealized appreciation on investments                 3,932,140      2,098,542
     Accumulated net realized loss on investments              (2,212,334)      (853,780)
                                                              -----------    -----------
NET ASSETS                                                    $60,896,326    $28,938,083
                                                              ===========    ===========
Shares of Beneficial Interest, No Par Value                     5,605,543      2,761,789
NET ASSET VALUE, offering price and redemption price per
  share                                                            $10.86         $10.48

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST

STATEMENTS OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------

                                                              CUTLER               CUTLER
                                                               CORE                 VALUE
                                                               FUND                 FUND
                                                         -----------------    -----------------
                                                           July 1, 2000         July 1, 2000
                                                                to                   to
                                                         December 31, 2000    December 31, 2000
                                                         -----------------    -----------------
INVESTMENT INCOME
     Dividend income                                        $   458,868          $  250,694
     Interest income                                            109,853              30,759
                                                            -----------          ----------
Total Investment Income                                         568,721             281,453
                                                            -----------          ----------
EXPENSES
     Investment advisory (Note 3)                               246,860             105,171
     Administration (Note 3)                                     32,915              14,023
     Transfer agent (Note 3)                                      8,340               7,468
     Shareholder services                                        17,136              10,255
     Custodian (Note 3)                                           7,381               3,968
     Accounting (Note 3)                                         20,000              20,000
     Legal                                                       12,612               5,338
     Audit                                                       12,166               5,692
     Directors fees                                               8,782               3,650
     Miscellaneous                                               47,182              19,320
                                                            -----------          ----------
Total Expenses                                                  413,374             194,885
     Fees waived (Note 4)                                            --             (19,566)
                                                            -----------          ----------
Net Expenses                                                    413,374             175,319
                                                            -----------          ----------
NET INVESTMENT INCOME                                           155,347             106,134
                                                            -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss from investments                      (2,166,803)           (699,590)
     Net change in unrealized appreciation
       (depreciation) of investments                         (3,883,080)          3,106,287
                                                            -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (6,049,883)          2,406,697
                                                            -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $(5,894,536)         $2,512,831
                                                            ===========          ==========

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                               CUTLER CORE                        CUTLER VALUE
                                                  FUND                                FUND
                                    ---------------------------------   ---------------------------------
                                     July 1, 2000 to        Year         July 1, 2000 to        Year
                                    December 31, 2000       Ended       December 31, 2000       Ended
                                       (unaudited)      June 30, 2000      (unaudited)      June 30, 2000
                                    -----------------   -------------   -----------------   -------------
OPERATIONS
  Net investment income               $    155,347      $    369,707       $   106,134      $    323,467
  Net realized gain (loss) from
    investments                         (2,166,803)       15,785,136          (699,590)        1,297,860
  Net change in unrealized
    appreciation (depreciation) of
    investments                         (3,883,080)      (11,162,815)        3,106,287        (5,897,976)
                                      ------------      ------------       -----------      ------------
  Net increase (decrease) in net
    assets resulting from
    operations                          (5,894,536)        4,992,028         2,512,831        (4,276,649)
                                      ------------      ------------       -----------      ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment income                    (81,301)         (369,872)          (60,480)         (322,242)
  Net realized capital gain from
    investments                        (15,708,296)       (4,398,786)         (513,206)      (14,068,788)
                                      ------------      ------------       -----------      ------------
  Total distributions to
    shareholders                       (15,789,597)       (4,768,658)         (573,686)      (14,391,030)
                                      ------------      ------------       -----------      ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                         2,202,656         9,494,525           487,991         5,099,582
  Reinvestment of distributions         15,667,538         4,712,363           546,950        13,390,836
  Redemption of shares                  (5,385,021)      (18,834,071)       (1,651,097)      (12,332,611)
                                      ------------      ------------       -----------      ------------
  Net increase (decrease) from
    capital share transactions          12,485,173        (4,627,183)         (616,156)        6,157,807
                                      ------------      ------------       -----------      ------------
  Net increase (decrease) in net
    assets                              (9,198,960)       (4,403,813)        1,322,989       (12,509,872)
                                      ------------      ------------       -----------      ------------
NET ASSETS
  Beginning of Period                   70,095,286        74,499,099        27,615,094        40,124,966
  End of Period                       $ 60,896,326      $ 70,095,286       $28,938,083      $ 27,615,094
                                      ============      ============       ===========      ============
SHARE ACTIVITY
  Sale of shares                           142,204           609,586            48,600           430,728
  Reinvestment of distributions          1,462,322           302,034            54,431         1,372,504
  Redemption of shares                    (382,012)       (1,272,244)         (163,838)       (1,100,106)
                                      ------------      ------------       -----------      ------------
  Net increase (decrease) in
    shares                               1,222,514          (360,624)          (60,807)          703,126
                                      ============      ============       ===========      ============
Accumulated undistributed net
  investment income                   $     74,128      $         82       $    45,830      $        176
                                      ============      ============       ===========      ============

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                   CUTLER CORE FUND
                                          ------------------------------------------------------------------
                                            July 1,
                                               to
                                          December 31,
                                          (unaudited)                    Year Ended June 30,
                                          ------------   ---------------------------------------------------
                                              2000        2000       1999       1998       1997       1996

Net Asset Value, Beginning of Period        $ 15.99      $ 15.71    $ 17.60    $ 16.06    $ 12.95    $ 10.96
                                            -------      -------    -------    -------    -------    -------
Investment Operations
  Net investment income                        0.03         0.08       0.12       0.19       0.24       0.35
  Net realized and unrealized gain on
    investments                               (1.39)        1.24       2.06       3.05       4.30       2.13
                                            -------      -------    -------    -------    -------    -------
Total from Investment Operations              (1.36)        1.32       2.18       3.24       4.54       2.48
                                            -------      -------    -------    -------    -------    -------
Distributions From
  Net investment income                       (0.02)       (0.08)     (0.12)     (0.19)     (0.24)     (0.35)
  Net realized gain on investments            (3.75)       (0.96)     (3.95)     (1.51)     (1.19)     (0.14)
                                            -------      -------    -------    -------    -------    -------
Total Distributions                           (3.77)       (1.04)     (4.07)     (1.70)     (1.43)     (0.49)
                                            -------      -------    -------    -------    -------    -------
Net Asset Value, End of Period              $ 10.86      $ 15.99    $ 15.71    $ 17.60    $ 16.06    $ 12.95
                                            =======      =======    =======    =======    =======    =======
Total Return                                 (8.19%)       8.61%     15.48%     21.60%     37.65%     22.93%
Ratios/Supplementary Data
Net assets at the end of period (in
  thousands)                                $60,896      $70,095    $74,499    $77,482    $62,523    $46,285
Ratios to Average Net Assets
  Expenses                                    1.25%(a)     1.11%      1.07%      1.10%      1.17%      0.98%
  Net investment income                       0.47%(a)     0.51%      0.76%      1.14%      1.67%      2.81%
Portfolio Turnover Rate                         58%          79%        59%       119%        23%        57%

------------------------------
(a) Annualized.

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)
-------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                  CUTLER VALUE FUND
                                          ------------------------------------------------------------------
                                            July 1,
                                               to
                                          December 31,
                                          (unaudited)                    Year Ended June 30,
                                          ------------   ---------------------------------------------------
                                              2000        2000       1999       1998       1997       1996

Net Asset Value, Beginning of Period        $  9.78      $ 18.93    $ 21.02    $ 18.33    $ 14.18    $ 11.71
                                            -------      -------    -------    -------    -------    -------
Investment Operations
  Net investment income                        0.04         0.12       0.14       0.13       0.18       0.21
  Net realized and unrealized gain
    (loss) on investments                      0.87        (1.97)      2.73       4.19       4.20       2.47
                                            -------      -------    -------    -------    -------    -------
Total from Investment Operations               0.91        (1.85)      2.87       4.32       4.38       2.68
                                            -------      -------    -------    -------    -------    -------
Distributions From
  Net investment income                       (0.02)       (0.12)     (0.14)     (0.13)     (0.18)     (0.21)
  In excess of net investment income             --           --         --(b)      --         --         --
  Net realized gain on investments            (0.19)       (7.18)     (4.82)     (1.50)     (0.05)        --
                                            -------      -------    -------    -------    -------    -------
Total Distributions                           (0.21)       (7.30)     (4.96)     (1.63)     (0.23)     (0.21)
                                            -------      -------    -------    -------    -------    -------
Net Asset Value, End of Period              $ 10.48      $  9.78    $ 18.93    $ 21.02    $ 18.33    $ 14.18
                                            =======      =======    =======    =======    =======    =======
Total Return                                  9.40%       (9.25%)    18.10%     24.90%     31.18%     23.01%
Ratios/Supplementary Data
Net assets at the end of period (in
  thousands)                                $28,938      $27,615    $40,125    $41,085    $35,277    $30,248
Ratios to Average Net Assets
  Expenses including
    reimbursement/waiver of fees              1.25%(a)     1.25%      1.20%      1.24%      1.25%      1.05%
  Expenses excluding
    reimbursement/waiver of fees              1.39%(a)     1.28%      1.20%      1.24%      1.25%      1.13%
  Net investment income                       0.62%(a)     1.01%      0.80%      0.65%      1.15%      1.65%
Portfolio Turnover Rate                         41%          66%       110%        50%         4%         9%

------------------------------
(a) Annualized.
(b) Per share data was less than $0.01.

See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)  (continued)
-------------------------------------------------------------------------------

     EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.

     Forum  Administrative   Services,   LLC  ("FAdS")  serves  as  each  Fund's
     administrator for which it receives compensation at an annual rate of 0.10% of each Fund's average daily net assets.

     Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $12,000 per year, per Fund, plus certain other fees and expenses.

     Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, subject to adjustments for the number and type of portfolio transactions.

     Forum Fund Services, LLC, a registered broker-dealer and an affiliate of FAdS, acts as the distributor for each Fund for which it receives no compensation.

     Forum Trust, LLC ("Forum Trust") serves as each Fund's custodian and may employ subcustodians to provide custody of a Fund's domestic assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of each Fund's average daily net assets (this fee decreases if a Fund's assets exceed $1 billion), plus certain other fees and expenses.

NOTE 4.  WAIVER OF FEES

     The Adviser voluntarily waived fees of $19,566 for the Cutler Value Fund for the six months ended December 31, 2000.

-------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)  (concluded)
-------------------------------------------------------------------------------

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended December 31, 2000, were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          -----------------    -------------------
Cutler Core Fund                             $35,614,916           $40,525,747
Cutler Value Fund                             11,086,230            13,125,962

     For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of December 31, 2000, were as follows:

                                                                                  Net
                                              Unrealized      Unrealized      Appreciation
                               Tax Cost      Appreciation    Depreciation    (Depreciation)
                              -----------    ------------    ------------    --------------
Cutler Core Fund              $57,006,384    $10,063,199     $(6,131,059)      $3,932,140
Cutler Value Fund              26,845,913      4,188,280      (2,089,738)       2,098,542

-------------------------------------------------------------------------------
THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 2000
-------------------------------------------------------------------------------


Kenneth R. Cutler            KENNETH R. CUTLER
[Photo]                      Chairman of The Cutler Trust and member of Investment
                             Committee of Cutler & Company, LLC, Investment Adviser to
                             both Funds.

John Y. Keffer               JOHN Y. KEFFER
[Photo]                      Sole shareholder and director of Forum Financial Group, LLC, which owns Forum Administrative Services, LLC, Forum
                             Shareholder Services, LLC, Forum Accounting Services, LLC,
                             Forum Fund Services, LLC and Forum Trust, LLC.

Brooke R. Ashland            BROOKE R. ASHLAND
[Photo]                      Chief Executive Officer, Cutler & Company, LLC, Investment
                             Adviser to both Funds.

Dr. Hatten S. Yoder,         DR. HATTEN S. YODER, JR.
Jr.                          Chairman Emeritus, Geophysical Laboratory, Carnegie
[Photo]                      Institute of Washington, and consultant to the Los Alamos
                             National Laboratory. A member of the National Academy of
                             Sciences, and many national and international scientific
                             bodies.

Robert B. Watts, Jr.         ROBERT B. WATTS, JR.
[Photo]                      Attorney in private practice. Formerly a senior level
                             officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two
                             Fortune 100 companies.

                                                               THE CUTLER TRUST

-------------------------------------------------------------------------------
TABLE OF CONTENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                           PAGE
                                           ----
Chairman's Letter to the Shareholders....    1
Cutler Core Fund Portfolio...............    2
Cutler Value Fund Portfolio..............    7
Statements of Assets and Liabilities.....   11
Statements of Operations.................   12
Statements of Changes in Net Assets......   13
Financial Highlights (Per Share Data)....   14
Notes to Financial Statements............   16
Trustees of the Cutler Trust.............   19

                                  Distributor
                            Forum Fund Services, LLC

                             CUTLER & COMPANY, LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                                info@cutler.com
-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded of accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, management experience, and other information.
-------------------------------------------------------------------------------


                                CUTLER CORE FUND

                               CUTLER VALUE FUND


                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2000